Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Schwab Fundamental U.S. Broad Market ETF
Prospectus [Line Items]
Average Annual Return, Percent		16.17%	12.80%	11.11%
Schwab Fundamental U.S. Broad Market ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.68%	12.26%	10.55%
Schwab Fundamental U.S. Broad Market ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.90%	10.13%	9.04%
Schwab Fundamental U.S. Large Company ETF
Prospectus [Line Items]
Average Annual Return, Percent		16.75%	13.03%	11.29%
Schwab Fundamental U.S. Large Company ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.25%	12.47%	10.74%
Schwab Fundamental U.S. Large Company ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.25%	10.31%	9.20%
Schwab Fundamental U.S. Small Company ETF
Prospectus [Line Items]
Average Annual Return, Percent		8.96%	9.65%	8.66%
Schwab Fundamental U.S. Small Company ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.50%	9.23%	8.24%
Schwab Fundamental U.S. Small Company ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.52%	7.54%	6.94%
Schwab Fundamental International Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent		2.65%	6.30%	5.72%
Schwab Fundamental International Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.89%	5.67%	5.17%
Schwab Fundamental International Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.42%	5.04%	4.64%
Schwab Fundamental International Small Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent		1.57%	3.24%	5.38%
Schwab Fundamental International Small Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.92%	2.77%	4.91%
Schwab Fundamental International Small Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.72%	2.63%	4.36%
Schwab Fundamental Emerging Markets Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent		12.60%	4.09%	5.87%
Schwab Fundamental Emerging Markets Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.47%	3.12%	5.16%
Schwab Fundamental Emerging Markets Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.44%	3.15%	4.72%
Schwab U.S. REIT ETF
Prospectus [Line Items]
Average Annual Return, Percent		4.94%	1.01%	3.62%
Schwab U.S. REIT ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.84%	0.07%	2.56%
Schwab U.S. REIT ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.17%	0.45%	2.39%
Russell 3000 Index
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	13.86%	12.55%
RAFI Fundamental High Liquidity US All Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]
Russell RAFI US Index
Prospectus [Line Items]
Average Annual Return, Percent		16.33%	13.04%	11.36%
Fundamental US All Spliced Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	16.43%	13.06%	11.37%
Russell 1000 Index
Prospectus [Line Items]
Average Annual Return, Percent		24.51%	14.28%	12.87%
RAFI Fundamental High Liquidity US Large Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]
Russell RAFI US Large Company Index
Prospectus [Line Items]
Average Annual Return, Percent		16.96%	13.28%	11.56%
Fundamental US Large Spliced Index
Prospectus [Line Items]
Average Annual Return, Percent	[4]	17.04%	13.29%	11.57%
S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
RAFI Fundamental High Liquidity US Small Index
Prospectus [Line Items]
Average Annual Return, Percent	[5]
Russell RAFI US Small Company Index
Prospectus [Line Items]
Average Annual Return, Percent		8.76%	9.73%	8.82%
Fundamental US Small Spliced Index
Prospectus [Line Items]
Average Annual Return, Percent	[6]	9.16%	9.81%	8.86%
MSCI EAFE Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[7]	3.82%	4.73%	5.20%
RAFI Fundamental High Liquidity Developed ex US Large Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[7],[8]
Russell RAFI Developed ex US Large Company Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[7]	2.74%	6.35%	5.78%
Fundamental Developed ex US Large Spliced Index
Prospectus [Line Items]
Average Annual Return, Percent	[7],[9]	2.68%	6.34%	5.78%
RAFI Fundamental High Liquidity Developed ex US Small Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[10],[11]
Russell RAFI Developed ex US Small Company Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[11]	1.62%	3.46%	5.63%
Fundamental Developed ex US Small Spliced Index
Prospectus [Line Items]
Average Annual Return, Percent	[11],[12]	1.81%	3.50%	5.65%
MSCI Emerging Markets Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[13]	7.50%	1.70%	3.64%
RAFI Fundamental High Liquidity Emerging Markets Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[13],[14]
Russell RAFI Emerging Markets Large Company Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[13]	13.08%	4.40%	6.33%
Fundamental Emerging Markets Spliced Index
Prospectus [Line Items]
Average Annual Return, Percent	[13],[15]	13.39%	4.45%	6.36%
S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
Dow Jones Equity All REIT Capped Index
Prospectus [Line Items]
Average Annual Return, Percent	[16]	5.06%
REIT Spliced Index
Prospectus [Line Items]
Average Annual Return, Percent	[17]	5.06%	1.06%	3.69%

[1]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI US Index to the RAFI Fundamental High Liquidity US All Index in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The index has not been in operation for a full calendar year, and therefore has no performance data to present. Performance of the fund prior to June 21, 2024, is based on the fund’s investment strategy to track the previous index.
[2]	The Fundamental US All Spliced Index is an internally calculated index comprised of the Russell RAFI US Index from the inception of the fund until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity US All Index from June 22, 2024 forward.
[3]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI US Large Company Index to the RAFI Fundamental High Liquidity US Large Index in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The index has not been in operation for a full calendar year, and therefore has no performance data to present. Performance of the fund prior to June 21, 2024, is based on the fund’s investment strategy to track the previous index.
[4]	The Fundamental US Large Spliced Index is an internally calculated index comprised of the Russell RAFI US Large Company Index from the inception of the fund until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity US Large Index from June 22, 2024 forward.
[5]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI US Small Company Index to the RAFI Fundamental High Liquidity US Small Index in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The index has not been in operation for a full calendar year, and therefore has no performance data to present. Performance of the fund prior to June 21, 2024, is based on the fund’s investment strategy to track the previous index.
[6]	The Fundamental US Small Spliced Index is an internally calculated index comprised of the Russell RAFI US Small Company Index from the inception of the fund until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity US Small Index from June 22, 2024 forward.
[7]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[8]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI Developed ex US Large Company Index (Net) to the RAFI Fundamental High Liquidity Developed ex US Large Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The index has not been in operation for a full calendar year, and therefore has no performance data to present. Performance of the fund prior to June 21, 2024, is based on the fund’s investment strategy to track the previous index.
[9]	The Fundamental Developed ex US Large Spliced Index is an internally calculated index comprised of the Russell RAFI Developed ex US Large Company Index (Net) from the inception of the fund until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity Developed ex US Large Index (Net) from June 22, 2024 forward.
[10]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI Developed ex US Small Company Index (Net) to the RAFI Fundamental High Liquidity Developed ex US Small Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The index has not been in operation for a full calendar year, and therefore has no performance data to present. Performance of the fund prior to June 21, 2024, is based on the fund’s investment strategy to track the previous index.
[11]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[12]	The Fundamental Developed ex US Small Spliced Index is an internally calculated index comprised of the Russell RAFI Developed ex US Small Company Index (Net) from the inception of the fund until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity Developed ex US Small Index (Net) from June 22, 2024 forward.
[13]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[14]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI Emerging Markets Large Company Index (Net) to the RAFI Fundamental High Liquidity Emerging Markets Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The index has not been in operation for a full calendar year, and therefore has no performance data to present. Performance of the fund prior to June 21, 2024, is based on the fund’s investment strategy to track the previous index.
[15]	The Fundamental Emerging Markets Spliced Index is an internally calculated index comprised of the Russell RAFI Emerging Markets Large Company Index (Net) from the inception of the fund until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity Emerging Markets Index (Net) from June 22, 2024 forward.
[16]	The Dow Jones Equity All REIT Capped Index commenced operations on April 13, 2020.
[17]	The REIT Spliced Index is an internally calculated index, comprised of the Dow Jones U.S. Select REIT Index from inception of the fund until the close of business on June 19, 2020, and the Dow Jones Equity All REIT Capped Index thereafter.